Contractual Obligations (Details) - Schedule of contractual obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of contractual obligations [Abstract]
Less than one year	$ 215	$ 113
Years 2-5	39	112
Total contractual obligations	$ 254	$ 225